Subsequent Events - Additional Information (Detail) - USD ($)					5 Months Ended
	Mar. 25, 2021	Jan. 07, 2021	Nov. 27, 2020	Nov. 23, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Stock issued during the period shares new issues			16,377,622
Stock issued during period value new issues					$ 146,170,277
Redwire [Member]
Subsequent Event [Line Items]
Date of Acquisition Agreement	Mar. 25, 2021
IPO [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price				45 days
Stock issued during the period shares new issues			16,377,622	2,250,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues			1,377,622
Number of share options (or share units) exercised			1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price		45 days			45 days
Stock issued during the period shares new issues		218,094
Stock issued during period value new issues		$ 0
Subsequent Event [Member] | Founder Shares Subject To Forfeiture [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues		218,094
Stock issued during period value new issues		$ 0
Subsequent Event [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price		45 days
Stock issued during the period shares new issues		218,094
Stock issued during period value new issues		$ 0